Related Parties	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Parties

NOTE 17 – RELATED PARTIES

A. Transactions and balances with related parties

	Year ended December 31
	2020	2019

General and administrative expenses:
Directors compensation	380,756	295,088
Salaries and fees to officers	336,433	358,370
Consultants and other fees	52,331	-
	(*) 769,520	(*) 653,458

(*) share based compensation	394,756	272,077

Research and development expenses:
Salaries and fees to officers	25,301	116,692

B. Balances with related parties and officers:

Other accounts payables	424,515	199,983

C. Other information:

A.	On November 5, 2020, the board of directors of the Company appointed Mr. David Palach, to serve as co-Chief Executive Officer of the Company, effective as of the same date. In connection with Mr. Palach’s appointment, the parties entered into a Consulting Agreement pursuant to which the Company and Mr. Palach agreed upon, inter alia, the following engagement terms: (a) a monthly retainer of $8,000, and (b) a grant of options to purchase shares of the Company’s common stock, which amount shall be determined by the Board on a future date.

B.	On October 10, 2018 the Board of directors of Save Foods Ltd. approved to engage in consulting agreements with Amir Uziel Economic Consultant Ltd (a company controlled by Amir Uziel) and with L.A Pure Capital Ltd (a company controlled by Kfir Zilberman) at a monthly fee of $1,500.

C.	On October 10, 2018 the Board of directors of Save Foods Ltd. approved a monthly directors fee of $1,500 to Itzhak Shrem.